Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ 1,192,006	$ 729,807
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,189,773	727,568
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	314,148	169,445
Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,161	14,792
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	99,039	67,814
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	50,082	35,032
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	639,844	387,220
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	65,498	53,264
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,233	2,239
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,161,816	712,078
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,159,583	709,839
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	314,025	169,402
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,107	14,792
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	99,039	67,814
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	50,082	35,032
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	611,019	370,095
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	64,311	52,704
Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,410	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,410	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18	44
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17	1
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24,408	15,587
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	968	413
Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,027	1,685
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,027	1,685
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,869	1,538
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	158	147
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	106
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	38
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,548
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	61
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,193,916	730,696
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,191,683	728,457
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	314,197	169,457
Gross carrying amount | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,174	14,798
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	99,041	67,816
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	50,082	35,033
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	641,542	388,003
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	65,648	53,350
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,233	2,239
Gross carrying amount | 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	339,794	243,966
Gross carrying amount | 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	338,572	242,660
Gross carrying amount | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	251,462	168,525
Gross carrying amount | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,081	862
Gross carrying amount | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	45,838	27,158
Gross carrying amount | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,009	10,613
Gross carrying amount | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,428	6,491
Gross carrying amount | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,755	29,011
Gross carrying amount | 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,222	1,307
Gross carrying amount | 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	452,736	273,916
Gross carrying amount | 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	451,886	273,076
Gross carrying amount | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	61,936	877
Gross carrying amount | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,454	12,257
Gross carrying amount | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,171	15,860
Gross carrying amount | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,334	12,977
Gross carrying amount | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	288,117	214,473
Gross carrying amount | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,875	16,632
Gross carrying amount | 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	850	840
Gross carrying amount | 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	199,428	85,671
Gross carrying amount | 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	199,428	85,671
Gross carrying amount | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	627	0
Gross carrying amount | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,215	860
Gross carrying amount | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,397	8,870
Gross carrying amount | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,425	7,138
Gross carrying amount | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	180,889	68,356
Gross carrying amount | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,875	447
Gross carrying amount | 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	151,264	101,228
Gross carrying amount | 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	151,103	101,136
Gross carrying amount | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,589	440
Gross carrying amount | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,544	15,207
Gross carrying amount | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,117	4,157
Gross carrying amount | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	119,191	74,732
Gross carrying amount | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	9,662	6,600
Gross carrying amount | 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	161	92
Gross carrying amount | 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	44,844	23,693
Gross carrying amount | 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	44,844	23,693
Gross carrying amount | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	56
Gross carrying amount | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	792	379
Gross carrying amount | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,091	721
Gross carrying amount | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	198	147
Gross carrying amount | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	41,557	21,939
Gross carrying amount | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,163	450
Gross carrying amount | 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,849	2,222
Gross carrying amount | Credit-impaired (defaulted) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,849	2,222
Gross carrying amount | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	128	0
Gross carrying amount | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	0
Gross carrying amount | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,360	2,012
Gross carrying amount | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	318	210
Gross carrying amount | Credit-impaired (defaulted) | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	314,025	169,402
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,113	14,797
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	99,041	67,816
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	50,082	35,033
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	611,443	370,224
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	64,352	52,721
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	251,462	168,525
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,081	862
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	45,838	27,158
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,009	10,613
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,428	6,491
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,755	29,011
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	61,936	877
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,453	12,257
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,171	15,860
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,334	12,977
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	286,683	212,980
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,788	16,630
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	627	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,210	860
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,397	8,870
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,425	7,138
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	178,059	66,114
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,854	427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,589	440
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,544	15,207
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,117	4,157
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	109,996	68,034
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	9,113	6,317
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	780	378
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,091	721
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	198	147
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,276	16,605
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	841	336
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	56
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24,697	15,767
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	978	419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,428	1,493
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	87	2
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,829	2,242
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21	20
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	9,171	6,698
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	548	283
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	56
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	12	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	11,269	5,334
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	321	114
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,731	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	253	210
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,731	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	253	210
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	128
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,671
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	66
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	12
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	128
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,629
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	64
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,911)	(889)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,911)	(889)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(48)	(12)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(12)	(6)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,698)	(783)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(151)	(86)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(473)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(473)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(423)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(41)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(326)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(326)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(26)	(12)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(289)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(10)	(6)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(956)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(956)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(862)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(94)	$ (63)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ (5)